Principal Accounting Policies (Accrued Liability, Allowance for douful accounts, Sales and Marketing) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Accrued liability for customer reward program [Abstract]
Amount of accrued liability for group's customers reward program		161,838,531	121,319,301
Company's allowance for doubtful accounts [Abstract]
Balance at beginning of year		5,718,742	3,630,012	12,388
Provision for doubtful accounts	29,464	185,443	2,522,077	3,929,035
Write-offs		(930,047)	(433,347)	(311,411)
Balance at end of period		4,974,138	5,718,742	3,630,012
Sales and marketing [Abstract]
Advertising expenses		163,324,295	98,489,080	56,007,644